Parent Company Only Condensed Financial Information - Summary of Detailed Information about Parent Company Condensed Statements of Cash Flows (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Cash used in operating activities	¥ 12,995,271	¥ 11,344,711	¥ 6,422,582
Net cash generated from operating activities	4,987,472	7,121,282	2,191,894
Cash flows from investing activities
Proceeds from sale of investment assets	132,430,620	151,232,710	118,648,110
Payment for acquisition of investment assets	(128,591,697)	(166,531,308)	(128,570,535)
Net cash generated from/(used in) investing activities	313,822	(15,003,750)	(11,013,511)
Cash flows from financing activities
Proceeds from issuance of shares and other equity securities	22,333	18,907,992	677,773
Proceeds from exercise of share-based payment	43,456	0	0
Proceeds from borrowings	7,262,435	10,589,599	4,492,266
Payment for repurchase of ordinary shares	(6,438,455)	0	0
Net cash generated from/(used in) financing activities	(2,448,028)	24,873,923	(2,612,125)
Effect of exchange rate changes on cash and cash equivalents	(142,607)	(517,865)	169,713
Net increase/(decrease) in cash and cash equivalents	2,710,659	16,473,590	(11,264,029)
Add: Cash and cash equivalents at the beginning of the year	23,785,651	7,312,061	18,576,090
Cash and cash equivalents at the end of the year	26,496,310	23,785,651	7,312,061
Parent [member]
Cash flows from operating activities
Cash used in operating activities	(105,253)	(98,869)	(28,986)
Net cash generated from operating activities	(105,253)	(98,869)	(28,986)
Cash flows from investing activities
Capital contribution to consolidated entities	(109,635)	(1,898,193)	(1,839,399)
Payment for advances to consolidated entities	(3,689,678)	(9,456,072)	(5,754,349)
Receipts of repayment of the advances from consolidated entities	7,249,502	2,374,680	4,969,062
Proceeds from sale of investment assets	6,522	1,875	911
Payment for acquisition of investment assets	(383,798)		(2,345)
Net cash generated from/(used in) investing activities	3,072,913	(8,977,710)	(2,626,120)
Cash flows from financing activities
Proceeds from issuance of shares and other equity securities	0	17,343,739	542,903
Proceeds from exercise of share-based payment	43,456
Proceeds from borrowings	319,535	0	1,410,660
Repayment of interest expenses and borrowings	(925,233)	(2,162,653)	(99,265)
Payment for repurchase of ordinary shares	(6,438,455)	0	0
Other financing activities	(1,131)	(4,745)	(50,072)
Net cash generated from/(used in) financing activities	(7,001,828)	15,176,341	1,804,226
Effect of exchange rate changes on cash and cash equivalents	(62,027)	(336,426)	6,306
Net increase/(decrease) in cash and cash equivalents	(4,096,195)	5,763,336	(844,574)
Add: Cash and cash equivalents at the beginning of the year	5,909,811	146,475	991,049
Cash and cash equivalents at the end of the year	¥ 1,813,616	¥ 5,909,811	¥ 146,475